Derivative Liability - Summary of activity of derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Balance	$ 292,320	$ 237,061	$ 286,679
Derivative loss due to new issuances	91,358	122,265
Debt discount	137,374	261,000
Reclass to share capital	(282,806)	(355,825)
Derivative due to mark to market adjustment	$ 109,333	$ (77,058)